Inventories (Details) - Schedule of Inventories - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Schedule Of Inventories Abstract
Raw materials and parts	$ 1,667
Finished goods	689
Total	$ 2,356